BASIS OF PRESENTATION AND LIQUIDITY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIS OF PRESENTATION AND LIQUIDITY [Abstract]
Net losses	$ (30,264)	$ (22,721)	$ (34,385)
Net cash outflows from operations	15,612	1,915	25,618
Cash and cash equivalents [Line Items]
Cash and cash equivalents	77,824	107,773	179,584	301,626
Accumulated deficit	1,206,286	1,176,022
Subsidiaries [Member] | China [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	14,500	11,500
Accumulated deficit	$ 0